Exhibit 99.1

World Omni Auto Receivables Trust 2026-A
Monthly Servicer Certificate
September 30, 2026

Dates Covered
Collections Period	09/01/26 - 09/30/26
Interest Accrual Period	09/15/26 - 10/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/26	924,988,221.30	37,234
Yield Supplement Overcollateralization Amount 08/31/26	49,198,332.76	0
Receivables Balance 08/31/26	974,186,554.06	37,234
Principal Payments	35,484,032.19	812
Defaulted Receivables	1,926,003.52	62
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/26	46,833,715.38	0
Pool Balance at 09/30/26	889,942,802.97	36,360

Pool Statistics	$ Amount	# of Accounts
Pool Factor	71.58%
Prepayment ABS Speed	1.73%
Aggregate Starting Principal Balance	1,308,658,050.62	46,370

Delinquent Receivables:
Past Due 31-60 days	11,616,994.41	461
Past Due 61-90 days	4,098,711.43	147
Past Due 91-120 days	1,200,131.41	42
Past Due 121+ days	0.00	0
Total	16,915,837.25	650

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.81%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.57%
Delinquency Trigger Occurred	NO

Recoveries	1,181,178.29
Aggregate Net Losses/(Gains) - September 2026	744,825.23
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.92%
Prior Net Losses/(Gains) Ratio	0.57%
Second Prior Net Losses/(Gains) Ratio	0.91%
Third Prior Net Losses/(Gains) Ratio	0.62%
Four Month Average	0.76%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.29%

Overcollateralization Target Amount	8,009,485.23
Actual Overcollateralization	8,009,485.23
Weighted Average Contract Rate	5.89%
Weighted Average Contract Rate, Yield Adjusted	8.40%
Weighted Average Remaining Term	54.79

Flow of Funds	$ Amount
Collections	41,395,979.43
Investment Earnings on Cash Accounts	26,026.06
Servicing Fee	(811,822.13)
Transfer to Collection Account	-
Available Funds	40,610,183.36

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,756,467.08
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	128,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	8,170,524.34
(6) Class C Interest	67,398.33
(7) Noteholders' Third Priority Principal Distributable Amount	18,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,009,485.23
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,927,660.38

Total Distributions of Available Funds	40,610,183.36

Servicing Fee	811,822.13
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,181,210,000.00
Original Class B	37,110,000.00
Original Class C	18,550,000.00

Total Class A, B, & C
Note Balance @ 09/15/26	916,663,327.31
Principal Paid	34,730,009.57
Note Balance @ 10/15/26	881,933,317.74

Class A-1
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-2a
Note Balance @ 09/15/26	253,431,149.63
Principal Paid	24,294,309.58
Note Balance @ 10/15/26	229,136,840.05
Note Factor @ 10/15/26	78.7411821%

Class A-2b
Note Balance @ 09/15/26	108,862,177.68
Principal Paid	10,435,699.99
Note Balance @ 10/15/26	98,426,477.69
Note Factor @ 10/15/26	78.7411822%

Class A-3
Note Balance @ 09/15/26	416,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	416,000,000.00
Note Factor @ 10/15/26	100.0000000%

Class A-4
Note Balance @ 09/15/26	82,710,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	82,710,000.00
Note Factor @ 10/15/26	100.0000000%

Class B
Note Balance @ 09/15/26	37,110,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	37,110,000.00
Note Factor @ 10/15/26	100.0000000%

Class C
Note Balance @ 09/15/26	18,550,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	18,550,000.00
Note Factor @ 10/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,952,513.41
Total Principal Paid	34,730,009.57
Total Paid	37,682,522.98

Class A-1
Coupon	3.81800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.71000%
Interest Paid	783,524.64
Principal Paid	24,294,309.58
Total Paid to A-2a Holders	25,077,834.22

Class A-2b
SOFR Rate	3.64850%
Coupon	3.95850%
Interest Paid	359,109.11
Principal Paid	10,435,699.99
Total Paid to A-2b Holders	10,794,809.10

Class A-3
Coupon	3.86000%
Interest Paid	1,338,133.33
Principal Paid	0.00
Total Paid to A-3 Holders	1,338,133.33

Class A-4
Coupon	4.00000%
Interest Paid	275,700.00
Principal Paid	0.00
Total Paid to A-4 Holders	275,700.00

Class B
Coupon	4.16000%
Interest Paid	128,648.00
Principal Paid	0.00
Total Paid to B Holders	128,648.00

Class C
Coupon	4.36000%
Interest Paid	67,398.33
Principal Paid	0.00
Total Paid to C Holders	67,398.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.3870847
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.0789489
Total Distribution Amount	30.4660336

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.6925245
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	83.4855999
Total A-2a Distribution Amount	86.1781244

A-2b Interest Distribution Amount	2.8728729
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	83.4855999
Total A-2b Distribution Amount	86.3584728

A-3 Interest Distribution Amount	3.2166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.2166667

A-4 Interest Distribution Amount	3.3333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.3333333

B Interest Distribution Amount	3.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4666667

C Interest Distribution Amount	3.6333332
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6333332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	235.26
Noteholders' Third Priority Principal Distributable Amount	534.12
Noteholders' Principal Distributable Amount	230.62

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/26	3,092,175.03
Investment Earnings	9,335.50
Investment Earnings Paid	(9,335.50)
Deposit/(Withdrawal)	-
Balance as of 10/15/26	3,092,175.03
Change	-

Required Reserve Amount	3,092,175.03